Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2019

SLM-QTLY-0719
1.800340.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 64.4%
U.S. Treasury Notes:
1.375% 4/30/20	$2,170	$2,152
1.5% 7/15/20	5,688	5,645
1.625% 8/31/22	3,459	3,430
1.75% 6/30/22 (a)	24	24
1.875% 7/31/22	16,612	16,601
2% 8/15/25 (a)(b)	39,301	39,295
2.125% 6/30/22	327	329
2.125% 3/31/24	9,848	9,934
2.125% 7/31/24 (a)	17,767	17,920
2.125% 5/15/25 (a)(b)	1,053	1,061
2.125% 5/31/26	3,100	3,116
2.25% 7/31/21	29,232	29,425
2.25% 4/30/24	1,993	2,023
2.25% 12/31/24	8,407	8,531
2.25% 3/31/26	3,325	3,373
2.375% 4/30/20	6,400	6,405
2.375% 4/15/21	11,560	11,644
2.375% 5/15/29	2,300	2,349
2.5% 12/31/20	12,682	12,774
2.5% 1/31/21	39,395	39,713
2.5% 1/15/22	20,457	20,761
2.5% 1/31/24	1,900	1,948
2.5% 2/28/26	9,441	9,726
2.625% 8/31/20	6,000	6,035
2.625% 6/30/23	11,432	11,749
2.625% 12/31/23	15,587	16,058
2.625% 2/15/29	18,360	19,141
2.75% 6/30/25	7,900	8,240
2.875% 11/30/25	9,753	10,263
3.125% 11/15/28	10,010	10,858
		330,523
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8128% 12/7/20 (NCUA Guaranteed) (c)(d)	504	503
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9171% 1/8/20 (NCUA Guaranteed) (c)(d)	714	714
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,304
		13,521
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $338,662)		344,044

U.S. Government Agency - Mortgage Securities - 32.5%
Fannie Mae - 28.2%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)	7	8
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)	25	26
12 month U.S. LIBOR + 1.551% 4.67% 2/1/44 (c)(d)	22	23
12 month U.S. LIBOR + 1.553% 2.821% 5/1/44 (c)(d)	81	83
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (c)(d)	5	5
12 month U.S. LIBOR + 1.558% 4.556% 2/1/44 (c)(d)	25	26
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 2.599% 5/1/44 (c)(d)	32	33
12 month U.S. LIBOR + 1.574% 4.627% 4/1/44 (c)(d)	114	118
12 month U.S. LIBOR + 1.580% 4.575% 1/1/44 (c)(d)	39	41
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (c)(d)	38	39
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (c)(d)	17	18
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (c)(d)	37	39
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (c)(d)	150	157
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (c)(d)	7	8
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(d)	80	84
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (c)(d)	87	90
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (c)(d)	93	97
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 4.928% 4/1/36 (c)(d)	61	64
12 month U.S. LIBOR + 2.176% 4.646% 8/1/35 (c)(d)	28	30
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (c)(d)(e)	4	5
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (c)(d)	8	8
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (c)(d)	6	6
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 4.605% 7/1/36 (c)(d)	27	28
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)	8	8
3% 3/1/30 to 7/1/33	19,552	19,864
3% 6/1/34 (f)	750	761
3% 6/1/34 (f)	350	355
3% 6/1/34 (f)	650	660
3% 6/1/34 (f)	1,600	1,623
3% 6/1/34 (f)	350	355
3% 6/1/34 (f)	650	660
3% 6/1/34 (f)	350	355
3% 7/1/34 (f)	350	355
3% 7/1/34 (f)	350	355
3% 6/1/49 (f)	5,950	5,974
3% 6/1/49 (f)	15,800	15,863
3% 6/1/49 (f)	1,200	1,205
3% 6/1/49 (f)	1,200	1,205
3% 6/1/49 (f)	1,700	1,707
3% 6/1/49 (f)	2,850	2,861
3% 6/1/49 (f)	3,300	3,313
3% 6/1/49 (f)	3,000	3,012
3% 6/1/49 (f)	6,000	6,024
3% 6/1/49 (f)	6,800	6,827
3% 6/1/49 (f)	3,500	3,514
3% 6/1/49 (f)	3,300	3,313
3% 6/1/49 (f)	6,700	6,727
3% 6/1/49 (f)	11,800	11,847
3% 6/1/49 (f)	4,400	4,418
3% 7/1/49 (f)	15,800	15,855
3% 7/1/49 (f)	15,800	15,855
3.5% 7/1/32 to 2/1/57	3,159	3,261
4.5% 11/1/25	324	335
5% 1/1/22 to 4/1/22	8	8
5.5% 8/1/25 to 5/1/44	3,184	3,463
6% 1/1/34 to 6/1/36	694	782
6.5% 2/1/22 to 8/1/36	710	806
		144,614
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)	13	14
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	11	12
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (c)(d)	200	208
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)	14	15
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (c)(d)	184	191
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (c)(d)	111	116
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)	23	24
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 1.665% 4.49% 7/1/35 (c)(d)	210	218
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(d)	5	6
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (c)(d)	57	59
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (c)(d)	37	38
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 2.010% 4.708% 5/1/37 (c)(d)	36	38
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)	16	16
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (c)(d)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (c)(d)	52	54
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.74% 4/1/34 (c)(d)	169	177
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (c)(d)	46	48
3% 4/1/33 to 11/1/33	2,646	2,705
3.5% 7/1/32	534	553
6% 1/1/24	104	109
6.5% 12/1/21	23	24
9.5% 5/1/20 to 6/1/21	0	0
10% 2/1/20 to 3/1/21	0	0
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		4,706
Ginnie Mae - 3.4%
6% 6/15/36	612	694
8% 12/15/23	33	35
10.5% 6/15/19 to 10/15/21	1	1
3.5% 6/1/49 (f)	2,200	2,261
3.5% 6/1/49 (f)	2,200	2,261
3.5% 6/1/49 (f)	2,375	2,441
3.5% 6/1/49 (f)	2,150	2,210
3.5% 6/1/49 (f)	2,375	2,441
3.5% 7/1/49 (f)	4,700	4,826
4.537% 2/20/62 (c)(g)	116	117
4.555% 8/20/61 (c)(g)	16	16
4.629% 2/20/62 (c)(g)	60	60
4.866% 1/20/62 (c)(g)	182	184
5.47% 8/20/59 (c)(g)	1	1
11% 1/20/21	1	2
		17,550
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $164,737)		166,870

Asset-Backed Securities - 2.0%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.6906% 5/28/30 (c)(d)	$20	$20
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.6806% 2/25/32 (c)(d)	23	23
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7298% 7/26/66 (c)(d)(h)	382	382
Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (c)(d)(h)	2,013	2,013
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6198% 3/25/67 (c)(d)(h)	232	232
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.6803% 1/25/30 (c)(d)	255	255
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.8124% 7/28/21 (c)(d)	1,398	1,397
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.0503% 1/26/26 (c)(d)	5,958	5,958
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	49	51
TOTAL ASSET-BACKED SECURITIES
(Cost $10,343)		10,331

Collateralized Mortgage Obligations - 17.2%
U.S. Government Agency - 17.2%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.05% 4/25/24 (c)(d)	223	222
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4098% 8/25/31 (c)(d)	53	54
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (c)(d)	12	12
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8798% 11/25/32 (c)(d)	589	592
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4298% 11/25/32 (c)(d)	25	25
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3598% 6/25/36 (c)(d)	821	832
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	85	88
Series 2005-19 Class PA, 5.5% 7/25/34	80	80
Series 2005-64 Class PX, 5.5% 6/25/35	180	191
Series 2005-68 Class CZ, 5.5% 8/25/35	655	731
Series 2012-149:
Class DA, 1.75% 1/25/43	122	119
Class GA, 1.75% 6/25/42	126	123
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	91	94
Series 2004-52 Class KZ, 5.5% 7/25/34	1,397	1,550
Series 2004-91 Class Z, 5% 12/25/34	773	840
Series 2009-59 Class HB, 5% 8/25/39	332	361
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	462	36
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3498% 3/25/36(c)(d)	510	521
Series 2011-67 Class AI, 4% 7/25/26 (e)	123	9
Series 2016-26 Class CG, 3% 5/25/46	1,959	1,989
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.8396% 11/15/32 (c)(d)	106	106
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/33 (c)(d)	227	230
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8396% 3/15/34 (c)(d)	255	255
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	244	263
Series 3415 Class PC, 5% 12/15/37	88	95
Series 3840 Class VA, 4.5% 9/15/27	24	24
Series 4135 Class AB, 1.75% 6/15/42	95	93
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	263	282
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,124	1,254
Series 2004-2862 Class NE, 5% 9/15/24	1,605	1,653
Series 2145 Class MZ, 6.5% 4/15/29	312	349
Series 2357 Class ZB, 6.5% 9/15/31	204	232
Series 2877 Class ZD, 5% 10/15/34	962	1,046
Series 2998 Class LY, 5.5% 7/15/25	84	89
Series 3007 Class EW, 5.5% 7/15/25	393	416
Series 3745 Class KV, 4.5% 12/15/26	907	957
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	626	647
Series 4341 Class ML, 3.5% 11/15/31	1,032	1,072
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	6,602	6,749
Series 2018-4 Class MA, 3.5% 3/25/58	4,454	4,581
Series 2019-2 Class MA, 3.5% 8/25/58	3,834	3,949
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9406% 7/20/37 (c)(d)	144	144
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9206% 1/20/38 (c)(d)	37	37
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0376% 11/16/39 (c)(d)	145	146
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9676% 12/16/39 (c)(d)	112	112
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (c)(d)(g)	1,925	1,916
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (c)(d)(g)	2,262	2,251
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (c)(d)(g)	2,597	2,584
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (c)(d)(g)	708	705
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (c)(d)(g)	1,254	1,254
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (c)(d)(g)	2,510	2,510
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (c)(d)(g)	2,840	2,840
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (c)(d)(g)	944	944
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(g)	1,171	1,172
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (c)(d)(g)	1,052	1,052
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (c)(d)(g)	1,286	1,287
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (c)(d)(g)	1,277	1,280
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (c)(d)(g)	1,129	1,134
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (c)(d)(g)	727	730
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (c)(d)(g)	1,044	1,047
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (c)(d)(g)	626	627
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (c)(d)(g)	24	24
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (c)(d)(g)	314	314
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (c)(d)(g)	292	292
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6906% 10/20/47 (c)(d)	645	634
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (c)(d)	804	795
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (c)(d)	919	906
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,061
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	270	26
Series 2011-68 Class EC, 3.5% 4/20/41	693	716
Series 2017-134 Class BA, 2.5% 11/20/46	126	126
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	327	324
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	716	716
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/62 (c)(d)(g)	1,302	1,302
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (c)(d)(g)	163	163
Series 2010-169 Class Z, 4.5% 12/20/40	1,078	1,174
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	954	959
Series 2010-H17 Class XP, 5.2951% 7/20/60 (c)(g)	754	758
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	590	593
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	139	7
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (c)(i)	365	374
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (c)(i)	1,230	1,271
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	775	768
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	2,082	2,066
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	1,314	1,311
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	2,658	2,651
Class JA, 2.5% 6/20/65 (g)	306	305
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	2,780	2,762
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.91% 5/20/66 (c)(d)(g)	2,863	2,876
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (c)(d)(g)	2,716	2,722
Series 2090-118 Class XZ, 5% 12/20/39	2,436	2,747
		88,326
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,124)		88,326

Commercial Mortgage Securities - 3.1%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	3,663	3,701
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	752	765
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,525
Series K155 Class A1, 3.75% 11/25/29	107	115
Series K712 Class A2, 1.869% 11/25/19	1,640	1,634
Series K734 Class A2, 3.208% 2/25/51	1,000	1,043
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.757% 2/25/20 (c)(d)	6,130	6,124
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $15,851)		15,907

Foreign Government and Government Agency Obligations - 3.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,256
5.5% 4/26/24	1,100	1,270
Jordanian Kingdom 3% 6/30/25	3,329	3,453
Ukraine Government 1.471% 9/29/21	1,400	1,377
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,276)		18,356
	Shares	Value (000s)

Money Market Funds - 4.7%
Fidelity Cash Central Fund 2.41% (j)
(Cost $24,395)	24,390,142	24,395

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	$85
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	473
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,900	136
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	69
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	32
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	29

TOTAL PUT OPTIONS			824

Call Options - 0.4%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	4,500	202
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	24,400	1,055
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,900	377
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	190
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,300	140
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	156

TOTAL CALL OPTIONS			2,120

TOTAL PURCHASED SWAPTIONS
(Cost $2,670)			2,944
TOTAL INVESTMENT IN SECURITIES - 130.7%
(Cost $662,058)			671,173
NET OTHER ASSETS (LIABILITIES) - (30.7)%			(157,620)
NET ASSETS - 100%			$513,553

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/34	$(1,400)	$(1,420)
3% 6/1/34	(350)	(355)
3% 6/1/34	(1,950)	(1,979)
3% 6/1/34	(650)	(660)
3% 6/1/34	(350)	(355)
3% 6/1/34	(1,700)	(1,725)
3% 6/1/34	(800)	(812)
3% 6/1/34	(1,350)	(1,370)
3% 6/1/34	(750)	(761)
3% 6/1/34	(2,050)	(2,079)
3% 7/1/34	(350)	(355)
3% 7/1/34	(350)	(355)
3% 6/1/49	(16,200)	(16,264)
3% 6/1/49	(7,900)	(7,932)
3% 6/1/49	(3,950)	(3,966)
3% 6/1/49	(3,950)	(3,966)
3% 6/1/49	(15,800)	(15,863)
3% 6/1/49	(3,500)	(3,514)
3% 6/1/49	(3,300)	(3,313)
3% 6/1/49	(6,700)	(6,727)
3% 6/1/49	(11,800)	(11,847)
3% 6/1/49	(4,400)	(4,418)
3% 7/1/49	(15,800)	(15,855)
3% 7/1/49	(15,800)	(15,855)
3.5% 6/1/49	(2,175)	(2,218)
3.5% 6/1/49	(1,950)	(1,989)
3.5% 6/1/49	(2,150)	(2,193)

TOTAL FANNIE MAE		(128,146)

Ginnie Mae
3.5% 6/1/49	(4,700)	(4,831)
TOTAL TBA SALE COMMITMENTS
(Proceeds $131,291)		$(132,977)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	3,300	$(32)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	5,000	(140)
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.265% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	1,000	(2)

TOTAL PUT SWAPTIONS			(174)

Call Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	3,300	(32)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	5,000	(166)
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.265% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	1,000	(21)

TOTAL CALL SWAPTIONS			(219)

TOTAL WRITTEN SWAPTIONS			$(393)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	271	Sept. 2019	$58,176	$169	$169
CBOT 5-Year U.S. Treasury Note Contracts (United States)	223	Sept. 2019	26,173	146	146
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	9	Sept. 2019	1,229	12	12
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Sept. 2019	1,055	22	22
TOTAL PURCHASED FUTURES					349
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	64	Sept. 2019	8,112	(35)	(35)
TOTAL FUTURES CONTRACTS					$314

The notional amount of futures purchased as a percentage of Net Assets is 16.8%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$577	$(13)	$0	$(13)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $277,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $26,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,627,000 or 0.5% of net assets.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$166
Total	$166

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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